INTEREST-BEARING LOANS AND BORROWING (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,176.3	R$ 2,203.0
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,276.5
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,021.1
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	587.9
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	341.3
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	225.9
Maturity Total [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	3,452.7
Secured Bank Loan [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	115.3
Secured Bank Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	18.5
Secured Bank Loan [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	15.9
Secured Bank Loan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	17.6
Secured Bank Loan [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	40.3
Secured Bank Loan [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	23.0
Other Secured Loan [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	372.3
Other Secured Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	145.2
Other Secured Loan [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	136.0
Other Secured Loan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	73.9
Other Secured Loan [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	7.0
Other Secured Loan [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	10.2
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	2,965.1
Lease Liability [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,112.8
Lease Liability [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	869.2
Lease Liability [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	496.4
Lease Liability [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	294.0
Lease Liability [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 192.7